ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Accounts Payable and Accrued Expenses Disclosure [Text Block]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable and accrued expenses consisted of the following (in millions):

December 31,	2012	2011
Accrued marketing	$2,231	$2,286
Other accrued expenses	2,711	2,749
Trade accounts payable	1,969	2,172
Accrued compensation	1,045	1,048
Sales, payroll and other taxes	389	405
Container deposits	335	349
Accounts payable and accrued expenses	$8,680	$9,009